Xtrackers MSCI Europe Hedged Equity ETF Investment Strategy - Xtrackers MSCI Europe Hedged Equity ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the “Underlying Index”), which is designed to track the performance of the developed markets in Europe, while seeking to mitigate exposure to fluctuations between the value of the US dollar and the currencies of the countries included in the Underlying Index. The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy. The fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Due to regulatory changes, effective June 11, 2026, the fund will replace this 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.As of July 31, 2025, the Underlying Index consisted of 414 securities, with an average market capitalization of approximately $39.66 billion and a minimum market capitalization of approximately $4.31 billion, from issuers in the following countries (may reflect country of domicile): Australia, Austria, Belgium, Brazil, Chile, China, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Jersey Channel Islands, Jordan, Luxembourg, Netherlands, Norway, Poland, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, the United Kingdom and the United States. Under normal circumstances, the Underlying Index is rebalanced monthly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s schedule of portfolio changes.The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of issuers from Europe and in instruments designed to hedge against the fund’s exposure to non-US currencies. As of July 31, 2025, a significant percentage of the Underlying Index was comprised of securities of issuers from the United Kingdom, France and Germany.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of July 31, 2025, a significant percentage of the Underlying Index was comprised of issuers in the financials and industrials sectors. The fund’s exposure to particular sectors or countries may change over time to correspond to changes in the Underlying Index.The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI (the “Index Provider”), and MSCI bears no liability with respect to the fund or securities or any index on which the fund or securities are based.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use deliverable or non-deliverable forward (“NDF”) currency to hedge the fund’s currency exposure.Portfolio management may also use futures contracts, options on futures contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index and will not use such instruments for speculative purposes. The amount of forward contracts in the fund is based on the aggregate exposure of the fund and Underlying Index to each non-US currency based on currency weights as of the beginning of each month.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.